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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                            Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Classic Balanced Fund
            SCHEDULE OF INVESTMENTS 10/31/07 (unaudited)

Shares                                                             Value

            CONVERTIBLE PREFERRED STOCKS - 3.0 %
            Automobiles & Components - 1.5 %
            Automobile Manufacturers - 1.5 %
 91,045     Ford Cap Trust, 6.50%, 01/15/32                    $ 3,539,830
            Total Automobiles & Components                     $ 3,539,830
            Diversified Financials - 1.5 %
            Diversified Financial Services - 1.5 %
 80,555     Lazard, Ltd., 6.625%, 5/15/08                      $ 3,403,449
            Total Diversified Financials                       $ 3,403,449
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost  $6,267,887)                                 $ 6,943,279

            COMMON STOCKS - 55.0 %
            Energy - 5.1 %
            Integrated Oil & Gas - 3.1 %
 39,571     Chevron Corp.                                      $ 3,621,142
 43,312     Royal Dutch Shell Plc  (A.D.R.)                      3,790,233
                                                               $ 7,411,375
            Oil & Gas Drilling - 2.0 %
 40,698     Diamond Offshore Drilling, Inc. (b)                $ 4,608,234
            Total Energy                                       $ 12,019,609
            Materials - 3.9 %
            Diversified Chemical - 2.2 %
 66,243     E.I. du Pont de Nemours & Co.                      $ 3,279,691
 78,235     Olin Corp.                                           1,782,193
                                                               $ 5,061,884
            Industrial Gases - 1.7 %
 41,196     Air Products & Chemicals, Inc.                     $ 4,031,029
            Total Materials                                    $ 9,092,913
            Capital Goods - 7.5 %
            Aerospace & Defense - 1.4 %
 43,197     United Technologies Corp.                          $ 3,308,458
            Electrical Component & Equipment - 3.8 %
 89,292     Emerson Electric Co.                               $ 4,667,293
 62,816     Rockwell International Corp.                         4,326,766
                                                               $ 8,994,059
            Industrial Conglomerates - 2.3 %
 61,697     3M Co.                                             $ 5,328,153
            Total Capital Goods                                $ 17,630,670
            Commercial Services & Supplies - 1.4 %
            Commercial Printing - 1.4 %
 83,424     R.R. Donnelly & Sons Co.                           $ 3,361,153
            Total Commercial Services & Supplies               $ 3,361,153
            Media - 2.2 %
            Movies & Entertainment - 1.4 %
150,806     Regal Entertainment Group (b)                      $ 3,403,691
            Publishing - 0.7 %
 61,976     Idearc, Inc.                                       $ 1,672,112
            Total Media                                        $ 5,075,803
            Retailing - 0.9 %
            Department Stores - 0.9 %
 63,271     Macys, Inc.                                        $ 2,026,570
            Total Retailing                                    $ 2,026,570
            Food Beverage & Tobacco - 2.6 %
            Tobacco - 2.6 %
 83,495     Altria Group, Inc.                                 $ 6,089,290
            Total Food Beverage & Tobacco                      $ 6,089,290
            Household & Personal Products - 1.4 %
            Household Products - 1.4 %
 46,240     Procter & Gamble Co.                               $ 3,214,605
            Total Household & Personal Products                $ 3,214,605
            Pharmaceuticals & Biotechnology - 9.3 %
            Pharmaceuticals - 9.3 %
 79,619     Eli Lilly & Co.                                    $ 4,311,369
117,775     Merck & Co., Inc.                                    6,861,571
 61,391     Pfizer, Inc.                                         1,510,832
179,886     Schering-Plough Corp.                                5,490,121
 79,570     Teva Pharmaceutical Industries, Ltd.                 3,501,876
                                                               $ 21,675,769
            Total Pharmaceuticals & Biotechnology              $ 21,675,769
            Banks - 4.8 %
            Diversified Banks - 3.2 %
 95,915     U.S. Bancorp                                       $ 3,180,541
 96,836     Wachovia Corp.                                       4,428,310
                                                               $ 7,608,851
            Thrifts & Mortgage Finance - 1.5 %
130,949     Washington Mutual, Inc.                            $ 3,650,858
            Total Banks                                        $ 11,259,709
            Real Estate - 3.1 %
            Office Real Estate Investment Trusts - 2.3 %
163,259     Brandywine Realty Trust                            $ 4,223,510
122,846     HRPT Properties Trust                                1,153,524
                                                               $ 5,377,034
            Specialized Real Estate Investment Trusts - 0.8 %
 48,464     Hospitality Properties Trust                       $ 1,919,174
            Total Real Estate                                  $ 7,296,208
            Technology Hardware & Equipment - 4.5 %
            Communications Equipment - 4.5 %
148,420     Corning, Inc. *                                    $ 3,602,153
173,921     Nokia Corp. (A.D.R.)                                 6,908,142
                                                               $ 10,510,295
            Total Technology Hardware & Equipment              $ 10,510,295
            Semiconductors - 1.5 %
            Semiconductors - 1.5 %
128,737     Intel Corp.                                        $ 3,463,025
            Total Semiconductors                               $ 3,463,025
            Telecommunication Services - 5.8 %
            Integrated Telecommunication Services - 5.8 %
147,407     Citizens Utilities Co. (Class B) (b)               $ 1,939,876
150,496     Verizon Communications, Inc.                         6,933,351
345,605     Windstream Corp.                                     4,648,387
                                                               $ 13,521,614
            Total Telecommunication Services                   $ 13,521,614
            Utilities - 1.1 %
            Gas Utilities - 1.1 %
 90,653     Atmos Energy Corp.                                 $ 2,542,817
            Total Utilities                                    $ 2,542,817
            TOTAL COMMON STOCKS
            (Cost  $116,091,204)                               $ 128,780,050
            ASSET BACKED SECURITIES - 0.8 %
            Energy - 0.1 %
            Oil & Gas Equipment And Services - 0.0 %
200,000     Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A$   198,000
            Total Energy                                       $   198,000
            Transportation - 0.0 %
            Airlines - 0.0 %
 10,468     Continental Airlines, 6.648%, 9/15/17              $    10,540
            Total Transportation                               $    10,540
            Food & Drug Retailing - 0.1 %
            Food Retail - 0.1 %
200,000     Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37   $   194,633
            Total Food & Drug Retailing                        $   194,633
            Banks - 0.1 %
            Thrifts & Mortgage Finance - 0.1 %
250,000     Local Insight Media Finance LP, 5.88%, 10/23/37    $   246,668
            Total Banks                                        $   246,668
            Diversified Financials - 0.4 %
            Diversified Financial Services - 0.4 %
278,017     Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)  $   293,920
187,612     PF Export Receivable Master Trust, 6.436%, 6/1/15 (    189,179
351,022     Power Receivables Finance, 6.29%, 1/1/12 (144A)        361,657
                                                               $   844,756
            Total Diversified Financials                       $   844,756
            Utilities - 0.2 %
            Electric Utilities - 0.1 %
249,414     FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)$   258,136
142,400     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        143,824
                                                               $   401,960
            Total Utilities                                    $   401,960
            TOTAL ASSET BACKED SECURITIES
            (Cost  $1,869,390)                                 $ 1,896,557

            COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0 %
            Banks - 0.6 %
            Thrifts & Mortgage Finance - 0.6 %
512,299     ABN Amro Mortgage Corp., 4.75%, 5/25/18            $   506,824
594,725     SARM 2004-12 7A1, Floating Rate Note, 2/25/34          590,379
350,000     T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)             331,994
                                                               $ 1,429,197
            Total Banks                                        $ 1,429,197
            Diversified Financials - 0.1 %
            Diversified Financial Services - 0.1 %
140,000     Global Signal, 7.036%, 2/15/36 (144A)              $   134,154
            Total Diversified Financials                       $   134,154
            Government - 2.3 %
 98,335     Federal Home Loan Bank, 5.0%, 1/15/16              $    98,159
 86,217     Federal Home Loan Bank, 6.0%, 4/15/32                   88,051
300,000     Federal Home Loan Mortgage Corp., 5.5%, 10/15/14       301,034
466,994     Federal Home Loan Mortgage Corp., 5.5%, 12/15/20       466,635
250,363     Federal Home Loan Mortgage Corp., 5.5%, 6/15/32        251,226
210,848     Federal Home Loan Mortgage Corp., 5.875%, 5/15/16      212,749
477,973     Federal Home Loan Mortgage Corp., 6.0%, 12/15/21       483,242
453,193     Federal Home Loan Mortgage Corp., 6.1%, 9/15/18        451,166
457,901     Federal National Mortgage Association, 5.45%, 12/25/2  457,859
1,809,353   Federal National Mortgage Association, 5.5%, 5/25/1  1,818,897
804,786     Federal National Mortgage Association, 6.0%, 6/25/1    812,880
                                                               $ 5,441,898
            Total Government                                   $ 5,441,898
            TOTAL COLLATERIALIZED MORTGAGE OBLIGATIONS
            (Cost  $6,988,292)                                 $ 7,005,249

            CORPORATE BONDS - 9.3 %
            Energy - 0.6 %
            Integrated Oil & Gas - 0.0 %
160,000     Occidental Petroleum, 6.75%, 1/15/12               $   169,583
 25,000     Petro-Canada, 4.0%, 7/15/13                             23,245
 15,000     USX Corp., 6.85%, 3/1/08                                15,085
                                                               $   207,913
            Oil & Gas Equipment & Services - 0.1 %
200,000     Weatherford Internatioanl, Inc., 6.625%, 11/15/11  $   208,392
            Oil & Gas Exploration & Production - 0.1 %
 65,000     Pemex Project Funding Master, 9.125%, 10/13/10     $    72,345
122,220     Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 (144    121,536
 45,000     Southern Star Central Corp., 6.75%, 3/1/16              42,525
                                                               $   236,406
            Oil & Gas Refining & Marketing - 0.1 %
 90,000     Boardwalk Pipelines LLC, 5.5%, 2/1/17              $    86,403
200,000     Semco Energy, Inc., 7.125%, 5/15/08                    202,404
                                                               $   288,807
            Oil & Gas Storage & Transporation - 0.2 %
400,000     Teppco Partners LP, Floating Rate Note, 6/1/67     $   361,206
            Total Energy                                       $ 1,302,724
            Materials - 0.5 %
            Aluminum - 0.1 %
150,000     Novelis, Inc., 7.25%, 02/15/15                     $   144,000
            Commodity Chemicals - 0.1 %
300,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                $   288,000
            Diversified Metals & Mining - 0.2 %
425,000     Inco, Ltd., 7.2%, 9/15/32                          $   453,188
            Fertilizers & Agricultural Chemicals - 0.0 %
 30,000     Potash Corp., Saskatchewan, 4.875%, 3/1/13         $    29,374
            Paper Products - 0.1 %
150,000     Abitibi-Consolidated, Inc., 6.95%, 4/1/08          $   148,125
            Total Materials                                    $ 1,062,687
            Capital Goods - 1.3 %
            Aerospace & Defense - 0.2 %
 25,000     Boeing Co., 5.125%, 2/15/13                        $    25,016
500,000     General Dynamics Corp., 4.5%, 8/15/10                  496,940
 80,000     Honeywell International, Inc., 7.5%, 3/1/10             84,739
                                                               $   606,695
            Electrical Component & Equipment - 0.1 %
181,228     Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)     $   185,385
            Industrial Conglomerates - 0.7 %
1,000,000   General Electric Capital Corp., 5.5%, 11/15/11     $ 1,002,155
145,000     General Electric Capital Corp., 6.125%, 2/22/11        150,156
120,000     General Electric Capital Corp., 6.75%, 3/15/32         133,919
250,000     General Electric Capital Corp., 5.625%, 9/15/17        252,436
                                                               $ 1,538,666
            Trading Companies & Distributors - 0.3 %
495,000     GATX  Corp., 5.5%, 2/15/12                         $   494,254
300,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)             301,152
                                                               $   795,406
            Total Capital Goods                                $ 3,126,152
            Transportation - 0.4 %
            Airlines - 0.4 %
1,000,000   Southwest Airlines Co., 5.25%, 10/1/14             $   963,942
            Total Transportation                               $   963,942
            Automobiles & Components - 0.2 %
            Automobile Manufacturers - 0.2 %
 80,000     Ford Motor Co., 7.25%, 10/1/08                     $    80,300
500,000     General Motors, Corp., 7.2%, 1/15/11 (b)               478,750
                                                               $   559,050
            Total Automobiles & Components                     $   559,050
            Consumer Services - 0.4 %
            Hotels, Resorts & Cruise Lines - 0.1 %
250,000     Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16      $   248,750
            Restaurants - 0.3 %
700,000     McDonalds Corp., 5.75%, 3/1/2012                   $   714,855
            Total Consumer Services                            $   963,605
            Media - 0.7 %
            Broadcasting & Cable TV - 0.2 %
 80,000     Comcast Corp., 5.3%, 1/15/14                       $    78,591
400,000     Cox Communications, Inc., 7.125%, 10/1/12              425,646
150,000     Cox Enterprises, Inc., 4.375%, 5/1/08 (144A)           149,394
                                                               $   653,631
            Media - 0.2 %
500,000     Comcast Cable Corp., 6.75%, 1/30/11                $   521,217
            Publishing - 0.2 %
512,000     News America, Inc., 7.3%, 4/30/28                  $   553,776
            Total Media                                        $ 1,728,624
            Retailing - 0.4 %
            General Merchandise Stores - 0.2 %
500,000     Target Corp., 5.875%, 3/1/12                       $   515,013
            Specialty Stores - 0.2 %
430,000     Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/1$   423,322
            Total Retailing                                    $   938,335
            Food Beverage & Tobacco - 0.2 %
            Brewers - 0.0 %
 35,000     Miller Brewing Co., 5.5%, 8/15/13 (144A)           $    34,905
            Packaged Foods & Meats - 0.2 %
335,000     Unilever Capital Corp., 7.125%, 11/1/10            $   357,223
            Soft Drinks - 0.0 %
 35,000     Bottling Group LLC, 5.0%, 11/15/13                 $    34,403
            Total Food Beverage & Tobacco                      $   426,531
            Banks - 0.6 %
            Diversified Banks - 0.4 %
250,000     Kazkommerts International BV, 8.0%, 11/3/15        $   222,500
225,000     National Westminster, 7.375%, 10/1/09                  236,585
400,000     TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                399,000
                                                               $   858,085
            Regional Banks - 0.2 %
500,000     Branch Banking & Trust Co., 4.875%, 1/15/13        $   485,451
            Total Banks                                        $ 1,343,536
            Diversified Financials - 1.0 %
            Asset Management & Custody Banks - 0.4 %
 90,000     Eaton Vance Corp., 6.5%, 10/2/17                   $    91,878
1,000,000   Northern Trust Co., 7.1%, 8/1/09                     1,036,720
                                                               $ 1,128,598
            Consumer Finance - 0.2 %
250,000     SLM Corp., Floating Rate Note, 4/18/08             $   248,095
265,000     SLM Corp., Floating Rate Note, 7/25/14                 187,980
                                                               $   436,075
            Diversified Financial Services - 0.1 %
300,000     Brascan Corp., 5.75%, 3/1/10                       $   305,450
            Specialized Finance - 0.2 %
500,000     Citigroup, Inc., Floating Rate Note, 1/30/09       $   486,338
            Total Diversified Financials                       $ 2,356,461
            Insurance - 0.9 %
            Life & Health Insurance - 0.2 %
500,000     Protective Life, 4.0%, 10/7/09                     $   494,226
            Multi-Line Insurance - 0.3 %
100,000     Hanover Insurance Group, 7.625%, 10/15/25          $   104,567
480,000     Liberty Mutual Group, 7.0%, 3/15/37 (144A)             451,196
200,000     Loew Corp., 5.25%, 3/15/16                             193,807
                                                               $   749,570
            Property & Casualty Insurance - 0.4 %
280,000     Kingsway America, Inc., 7.5%, 2/1/14               $   286,066
500,000     Ohio Casualty Corp., 7.3%, 6/15/14                     536,907
                                                               $   822,973
            Reinsurance - 0.0 %
100,000     Platinum Underwriters HD, 7.5%, 6/1/17             $   106,670
            Total Insurance                                    $ 2,173,439
            Real Estate - 0.6 %
            Real Estate Investment Trust - 0.6 %
400,000     Colonial Reality LP, 6.15%, 4/15/13                $   400,610
700,000     Health Care Real Estate Investment Trust, Inc., 6.2    675,053
250,000     Trustreet Properties, Inc., 7.5%, 4/1/15               267,162
                                                               $ 1,342,825
            Total Real Estate                                  $ 1,342,825
            Technology Hardware & Equipment - 0.7 %
            Computer Hardware - 0.7 %
1,000,000   International Business Machines Corp., 7.5%, 6/15/1$ 1,109,656
500,000     NCR Corp., 7.125%, 6/15/09                             512,302
                                                               $ 1,621,958
            Total Technology Hardware & Equipment              $ 1,621,958
            Telecommunication Services - 0.2 %
            Integrated Telecommunication Services - 0.2 %
250,000     Telecom Italia Capital, 4.875%, 10/1/10            $   248,427
300,000     Telecom Italia Capital, 5.25%, 11/15/13                294,550
                                                               $   542,977
            Total Telecommunication Services                   $   542,977
            Utilities - 0.5 %
            Electric Utilities - 0.1 %
225,000     Commonwealth Edison Co., 6.15%, 9/15/17            $   229,663
225,000     Entergy Gulf States, 5.7%, 6/1/15                      220,526
                                                               $   450,189
            Independent Power Producer & Energy Traders - 0.2 %
500,000     Duke Energy Corp., 6.25%, 1/15/12                  $   519,472
            Multi-Utilities - 0.1 %
300,000     NSG Holdings LLC, 7.75%, 12/15/25 (144A)           $   297,000
            Total Utilities                                    $ 1,266,663
            TOTAL CORPORATE BONDS
            (Cost  $21,841,276)                                $ 21,719,509

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.4 %
250,000     Federal Farm Credit Bank, 4.875%, 1/17/17          $   248,960
500,000     Federal Farm Credit Bank, 5.125%, 8/25/16              508,982
 65,000     Federal Home Loan Bank, 3.875%, 6/14/13                 62,350
1,282,211   Federal Home Loan Bank, 5.27%, 12/28/12              1,302,854
500,000     Federal Home Loan Bank, 6.0%, 8/1/16                   519,144
674,836     Federal Home Loan Mortgage Corp., 4.5%, 12/1/20        652,781
1,099,886   Federal Home Loan Mortgage Corp., 4.5%, 8/1/20       1,065,019
752,905     Federal Home Loan Mortgage Corp., 5.0%, 11/1/34        724,411
425,191     Federal Home Loan Mortgage Corp., 5.0%, 4/1/34         409,100
282,652     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16        284,258
312,542     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        308,368
227,042     Federal Home Loan Mortgage Corp., 5.5%, 12/1/18        228,608
790,880     Federal Home Loan Mortgage Corp., 5.5%, 12/1/34        780,318
551,360     Federal Home Loan Mortgage Corp., 5.5%, 12/1/35        543,406
452,208     Federal Home Loan Mortgage Corp., 5.5%, 9/01/17        454,483
990,077     Federal Home Loan Mortgage Corp., 5.5%, 9/15/36        972,917
157,769     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         159,495
136,745     Federal Home Loan Mortgage Corp., 6.0%, 4/1/33         138,241
269,238     Federal Home Loan Mortgage Corp., 6.0%, 5/1/33         271,935
433,203     Federal Home Loan Mortgage Corp., 6.0%, 5/1/36         436,411
154,072     Federal Home Loan Mortgage Corp., 6.0%, 6/1/34         155,406
124,205     Federal Home Loan Mortgage Corp., 6.5%, 10/1/33        128,192
 26,359     Federal Home Loan Mortgage Corp., 6.5%, 11/1/33         27,136
 23,897     Federal Home Loan Mortgage Corp., 6.5%, 5/1/09          24,126
238,170     Federal Home Loan Mortgage Corp., 6.5%, 5/1/32         245,140
394,410     Federal Home Loan Mortgage Corp., 7.0%, 10/1/46        409,476
567,067     Federal Home Loan Mortgage Corp., Floating Rate Not    568,956
494,291     Federal National Mortgage Association, 4.5%, 11/1/2    478,298
1,500,000   Federal National Mortgage Association, 4.625%, 10/15/1,483,118
102,584     Federal National Mortgage Association, 4.78%, 12/1/    101,393
1,000,496   Federal National Mortgage Association, 4.905%, 12/1    990,826
996,844     Federal National Mortgage Association, 5.0%, 10/1/2    981,442
127,523     Federal National Mortgage Association, 5.0%, 12/1/1    126,068
112,381     Federal National Mortgage Association, 5.0%, 3/1/33    108,161
855,188     Federal National Mortgage Association, 5.0%, 4/1/17    845,433
271,733     Federal National Mortgage Association, 5.0%, 5/1/18    268,607
434,025     Federal National Mortgage Association, 5.0%, 6/1/34    417,603
350,000     Federal National Mortgage Association, 5.2%, 11/8/1    349,968
955,305     Federal National Mortgage Association, 5.5%, 10/1/3    942,395
482,467     Federal National Mortgage Association, 5.5%, 10/1/3    475,947
403,144     Federal National Mortgage Association, 5.5%, 11/01/    405,629
428,196     Federal National Mortgage Association, 5.5%, 11/01/    430,835
639,425     Federal National Mortgage Association, 5.5%, 11/01/    642,836
408,193     Federal National Mortgage Association, 5.5%, 11/1/3    403,392
224,753     Federal National Mortgage Association, 5.5%, 12/1/3    221,956
1,251,479   Federal National Mortgage Association, 5.5%, 12/1/3  1,234,566
636,807     Federal National Mortgage Association, 5.5%, 12/1/3    628,202
829,020     Federal National Mortgage Association, 5.5%, 12/1/3    817,817
421,326     Federal National Mortgage Association, 5.5%, 2/1/17    423,924
 61,134     Federal National Mortgage Association, 5.5%, 2/1/18     61,487
100,330     Federal National Mortgage Association, 5.5%, 3/1/34     99,081
272,521     Federal National Mortgage Association, 5.5%, 4/1/34    269,129
1,000,000   Federal National Mortgage Association, 5.5%, 5/3/17  1,009,428
 39,818     Federal National Mortgage Association, 5.5%, 7/1/23     39,660
189,147     Federal National Mortgage Association, 5.5%, 8/1/14    190,692
 41,216     Federal National Mortgage Association, 5.5%, 9/1/17     41,436
 31,020     Federal National Mortgage Association, 6.0%, 1/1/29     31,471
  6,141     Federal National Mortgage Association, 6.0%, 1/1/29      6,320
182,570     Federal National Mortgage Association, 6.0%, 1/1/33    184,747
273,998     Federal National Mortgage Association, 6.0%, 12/1/3    277,023
494,772     Federal National Mortgage Association, 6.0%, 12/1/3    498,950
222,034     Federal National Mortgage Association, 6.0%, 2/1/33    224,485
 27,495     Federal National Mortgage Association, 6.0%, 3/1/33     27,799
959,941     Federal National Mortgage Association, 6.0%, 4/1/24    975,587
1,173,079   Federal National Mortgage Association, 6.0%, 7/1/36  1,181,940
911,374     Federal National Mortgage Association, 6.0%, 7/1/36    918,259
 34,966     Federal National Mortgage Association, 6.0%, 8/1/32     35,383
1,152,699   Federal National Mortgage Association, 6.0%, 8/1/36  1,161,406
500,000     Federal National Mortgage Association, 6.0%, 8/15/1    500,269
 12,189     Federal National Mortgage Association, 6.0%, 9/1/29     12,360
1,260,000   Federal National Mortgage Association, 6.125%, 3/15  1,335,513
 38,385     Federal National Mortgage Association, 6.5%, 10/1/3     39,508
 97,302     Federal National Mortgage Association, 6.5%, 4/1/29    100,455
 38,971     Federal National Mortgage Association, 6.5%, 7/1/29     40,244
197,264     Federal National Mortgage Association, 6.5%, 7/1/32    203,036
120,748     Federal National Mortgage Association, 6.5%, 9/1/32    125,094
127,885     Federal National Mortgage Association, 6.5%, 12/1/2    132,015
546,553     Federal National Mortgage Association, 7.0%, 1/1/36    567,077
196,347     Federal National Mortgage Association, 7.0%, 10/1/1    205,965
  8,336     Federal National Mortgage Association, 7.0%, 3/1/12      8,602
    729     Federal National Mortgage Association, 8.0%, 1/1/31        769
  3,707     Federal National Mortgage Association, 8.0%, 10/1/3      3,910
  9,134     Federal National Mortgage Association, 8.0%, 2/1/29      9,674
  1,077     Federal National Mortgage Association, 8.0%, 2/1/30      1,142
 19,744     Federal National Mortgage Association, 8.0%, 3/1/31     20,926
  4,351     Federal National Mortgage Association, 8.0%, 4/1/20      4,592
  1,549     Federal National Mortgage Association, 8.0%, 4/1/30      1,634
  1,665     Federal National Mortgage Association, 8.0%, 5/1/31      1,757
  1,681     Federal National Mortgage Association, 8.0%, 7/1/30      1,773
 21,464     Federal National Mortgage Association, 9.0%, 4/1/33     22,593
100,000     Ferderal National Mortgage Association, 5.24%, 8/7/18  100,260
283,203     Government National Mortgage Association II, 5.5%,     280,185
329,274     Government National Mortgage Association II, 6.0%,     333,921
400,302     Government National Mortgage Association II, 6.49%,    411,375
1,000,000   Government National Mortgage Association, 4.5%, 01/    983,952
110,971     Government National Mortgage Association, 4.5%, 1/1    104,717
132,414     Government National Mortgage Association, 4.5%, 4/1    124,951
953,102     Government National Mortgage Association, 4.5%, 4/2    893,073
561,563     Government National Mortgage Association, 5.0%, 10/    545,527
228,719     Government National Mortgage Association, 5.0%, 4/1    222,212
151,871     Government National Mortgage Association, 5.5%, 10/    151,133
215,587     Government National Mortgage Association, 5.5%, 12/    214,434
379,176     Government National Mortgage Association, 5.5%, 2/1    377,035
595,222     Government National Mortgage Association, 5.5%, 3/1    591,614
879,794     Government National Mortgage Association, 5.5%, 4/1    874,438
1,149,917   Government National Mortgage Association, 5.5%, 4/1  1,142,918
997,826     Government National Mortgage Association, 5.5%, 7/1    991,779
342,869     Government National Mortgage Association, 5.5%, 8/1    344,790
274,464     Government National Mortgage Association, 5.5%, 8/1    275,642
 93,213     Government National Mortgage Association, 5.5%, 8/1     92,760
418,083     Government National Mortgage Association, 5.5%, 8/1    416,051
 82,149     Government National Mortgage Association, 5.5%, 9/1     81,798
325,212     Government National Mortgage Association, 5.5%, 8/1    323,631
157,336     Government National Mortgage Association, 6.0%, 10/    159,590
  3,450     Government National Mortgage Association, 6.0%, 4/1      3,515
1,036,076   Government National Mortgage Association, 6.0%, 6/1  1,049,220
994,714     Government National Mortgage Association, 6.0%, 7/1  1,007,336
 10,680     Government National Mortgage Association, 6.0%, 8/1     10,886
459,111     Government National Mortgage Association, 6.0%, 8/1    465,518
464,290     Government National Mortgage Association, 6.0%, 9/1    471,863
733,160     Government National Mortgage Association, 6.0%, 9/1    743,666
224,517     Government National Mortgage Association, 6.0%, 9/1    227,650
386,679     Government National Mortgage Association, 6.0%, 06/    392,220
331,278     Government National Mortgage Association, 6.0%, 12/    336,025
131,379     Government National Mortgage Association, 6.5%, 10/    135,716
215,655     Government National Mortgage Association, 6.5%, 5/1    222,450
107,419     Government National Mortgage Association, 6.5%, 5/1    110,732
394,198     Government National Mortgage Association, 6.5%, 7/1    406,501
180,263     Government National Mortgage Association, 6.5%, 06/    185,889
289,978     Government National Mortgage Association, 6.5%, 11/    299,282
189,002     Government National Mortgage Association, 6.5%, 12/    194,943
  7,631     Government National Mortgage Association, 7.0%, 4/1      8,041
  2,164     Government National Mortgage Association, 7.0%, 8/1      2,280
  7,013     Government National Mortgage Association, 7.5%, 1/1      7,416
  9,670     Government National Mortgage Association, 7.5%, 9/2     10,193
  3,316     Government National Mortgage Association, 7.75%, 11      3,501
 22,099     Government National Mortgage Association, 8.0%, 2/1     23,524
200,000     U.S. Treasury Bonds, 4.0%, 2/15/14                     197,422
2,500,000   U.S. Treasury Bonds, 4.25%, 11/15/13                 2,503,710
720,000     U.S. Treasury Bonds, 5.25%, 11/15/28                   763,762
800,000     U.S. Treasury Bonds, 6.0% 02/15/26                     916,000
2,950,000   U.S. Treasury Bonds, 6.25%, 8/15/23                  3,423,844
100,000     U.S. Treasury Bonds, 7.125%, 2/15/23                   125,320
1,000,000   U.S. Treasury Bonds, 7.25%, 8/15/22                  1,261,484
 64,139     U.S. Treasury Inflation Notes, 1.875%, 7/15/15          63,328
468,404     U.S. Treasury Inflation Protected Security, 3.375%,    496,691
179,204     U.S. Treasury Inflation Protected Security, 3.5%, 1    188,612
1,100,000   U.S. Treasury Notes, 4.125%, 5/15/15                 1,084,445
300,000     U.S. Treasury Notes, 4.25%, 11/15/14                   298,945
360,000     U.S. Treasury Notes, 5.375%, 2/15/31                   390,038
595,000     U.S. Treasury Notes, 5.5%, 8/15/28                     650,038
300,000     U.S. Treasury Notes, 7.5%, 11/15/16                    366,750
200,000     U.S. Treasury Strip, 0%, 11/15/15                      139,741
                                                               $ 64,208,363
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost  $63,504,206)                                $ 64,208,363

            TEMPORARY CASH INVESTMENT - 2.2 %
            Security Lending Collateral - 2.2 %
5,142,370   Securities Lending Investment Fund, 5.24%          $ 5,142,370
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost  $5,142,370)                                 $ 5,142,370
            TOTAL INVESTMENT IN SECURITIES 100.6%
            (Cost  $221,704,625) (a)                           $ 235,695,377
            OTHER ASSETS AND LIABILITIES - (0.6)%              $ (1,367,159)
            TOTAL NET ASSETS - 100.0%                          $ 234,328,218


   *        Non-income producing security.

(A.D.R.)    American Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2007, the v

    NR      Not Rated by either S&P or Moody's.

   (a) At October 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $216,562,255 was as follows

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost    $ 21,274,604

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value      (7,283,852)

            Net unrealized gain                                $ 13,990,752

   (b)      At October 31, 2007, the following securities were out on loan:

Shares                           Security                          Value
    94      Citizens Utilities Co. (Class B)                   $    1,237
20,864      Diamond Offshore Drilling, Inc.                      2,362,431
495,000     General Motors, Corp., 7.2%, 1/15/11                  484,457
149,298     Regal Entertainment Group                            3,369,656
                                                               $ 6,217,781


           Pioneer Government Income Fund (RIC-US)
           SCHEDULE OF INVESTMENTS  10/31/07 (unaudited)

Shares                                                                Value
           ASSET BACKED SECURITIES - 1.0 %
           Utilities - 1.0 %
           Independent Power Producer & Energy Traders - 0.9 %
1,867,239  New Valley Generation I, 7.299%, 3/15/19                $ 2,046,288
           TOTAL ASSET BACKED SECURITIES
           (Cost  $2,085,418)                                      $ 2,046,288

           COLLATERALIZED MORTGAGE OBLIGATIONS - 17.1 %
           Diversified Financials - 6.3 %
           Investment Banking & Brokerage - 1.8 %
1,535,214  Morgan Stanley Dean Witter, 7.145%, 9/3/15              $ 1,582,056
2,000,000  Morgan Stanley Dean Witter, 7.468%, 9/3/15                2,153,968
                                                                   $ 3,736,024
           Diversified Financial Services - 4.5 %
3,800,000  Meristar Commercial Mortgage Trust, 8.29%, 3/3/16       $ 4,035,148
115,000    Morgan Stanley Dean Witter Capital I, 7.892%, 9/3/15       125,144
1,044,542  Small Business Admin Participation Certificate, 4.84%, 5  1,026,038
4,000,000  Starwood Commercial Mortgage Trust, 6.92%, 2/3/14         4,112,395
                                                                   $ 9,298,725
           Total Diversified Financials                            $ 13,034,749
           Government - 10.8 %
4,300,000  Federal Home Loan Mortgage Corp., 3.8%, 1/15/18         $ 4,027,078
1,911,893  Federal Home Loan Mortgage Corp., 6.0%, 12/15/21          1,932,967
8,400,000  Federal National Mortgage Association, 4.92%, 7/25/20     8,300,666
6,103,827  Federal National Mortgage Association, 6.3%, 4/25/19      6,394,937
1,030,000  Federal National Mortgage Association, 6.52%, 7/25/16     1,077,744
750,000    Government National Mortgage Association, 4.5%, 7/20/34    725,764
                                                                   $ 22,459,156
           Total Government                                        $ 22,459,156
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost  $35,610,457)                                     $ 35,493,905

           CORPORATE BONDS - 4.4 %
           Banks - 1.7 %
           Diversified Banks - 1.7 %
2,500,000  Farmer Mac GTD, 5.125%, 4/19/17 (144A)                  $ 2,512,000
1,000,000  Inter-American Development Bank, 4.75%, 10/19/12          1,004,894
                                                                   $ 3,516,894
           Total Banks                                             $ 3,516,894
           Diversified Financials - 2.4 %
           Specialized Finance - 2.4 %
1,425,000  Private Export Funding, 4.55%, 5/15/15                  $ 1,400,286
2,500,000  Private Export Funding, 4.974%, 8/15/13                   2,535,840
1,000,000  Private Export Funding, 6.07%, 4/30/11                    1,051,284
                                                                   $ 4,987,410
           Total Diversified Financials                            $ 4,987,410
           Utilities - 0.3 %
           Independent Power Producer & Energy Traders - 0.3 %
645,788    New Valley Generation V, 4.929%, 1/15/21                $  633,776
           Total Utilities                                         $  633,776
           TOTAL CORPORATE BONDS
           (Cost  $9,042,221)                                      $ 9,138,080

           US GOVERNMENT AND AGENCY OBLIGATIONS - 77.1 %
1,400,000  Federal Farm Credit Bank, 4.875%, 1/17/17               $ 1,394,173
3,081,133  Federal Government Loan Mortgage Corp., 5.0%, 1/1/35      2,960,155
1,667,204  Federal Government Loan Mortgage Corp., 5.0%, 10/1/19     1,646,232
1,892,985  Federal Government Loan Mortgage Corp., 5.0%, 2/1/35      1,818,659
2,932,455  Federal Government Loan Mortgage Corp., 5.5%, 1/1/35      2,893,292
1,112,113  Federal Government Loan Mortgage Corp., 5.5%, 12/1/34     1,097,260
149,937    Federal Government Loan Mortgage Corp., 5.5%, 8/1/08       150,498
1,383,376  Federal Government Loan Mortgage Corp., 6.0%, 11/1/33     1,397,231
205,788    Federal Government Loan Mortgage Corp., 6.0%, 5/1/16       209,652
185,790    Federal Government Loan Mortgage Corp., 6.0%, 6/1/16       189,282
215,549    Federal Government Loan Mortgage Corp., 6.0%, 8/1/18       219,500
 82,729    Federal Government Loan Mortgage Corp., 6.5%, 5/1/31        85,284
114,522    Federal Government Loan Mortgage Corp., 7.0%, 6/1/31       119,609
400,000    Federal Home Loan Bank, 5.375%, 5/18/16                    413,202
1,345,000  Federal Home Loan Mortgage Corp., 10.35%, 8/3/18          1,939,912
1,032,251  Federal Home Loan Mortgage Corp., 4.0%, 11/1/13           1,010,535
114,778    Federal Home Loan Mortgage Corp., 4.0%, 4/1/08             114,201
2,255,000  Federal Home Loan Mortgage Corp., 4.5% 03/15/18           2,215,752
2,175,550  Federal Home Loan Mortgage Corp., 4.64%, 11/1/14          2,109,716
258,000    Federal Home Loan Mortgage Corp., 5.5%, 1/1/34             254,555
8,147,059  Federal Home Loan Mortgage Corp., 5.5%, 1/1/37            8,021,237
698,452    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33             706,095
423,273    Federal Home Loan Mortgage Corp., 6.0%, 7/1/36             426,082
2,777,666  Federal Home Loan Mortgage Corp., 6.0%, 8/1/36            2,798,648
396,441    Federal Home Loan Mortgage Corp., 7.0%, 10/1/46            411,585
116,251    Federal Home Loan Mortgage Corp., 7.0%, 3/1/14             121,622
974,624    Federal National Mortgage Association, 4.0%, 9/1/20        919,077
366,487    Federal National Mortgage Association, 4.5%, 11/1/20       354,629
677,419    Federal National Mortgage Association, 5.0%, 1/1/20        668,377
3,979,533  Federal National Mortgage Association, 5.0%, 2/1/20       3,926,417
881,999    Federal National Mortgage Association, 5.0%, 8/1/18        871,308
3,186,714  Federal National Mortgage Association, 5.448%, 8/1/36     3,200,569
1,934,335  Federal National Mortgage Association, 5.5%, 1/1/35       1,910,259
247,085    Federal National Mortgage Association, 5.72%, 11/1/28      248,984
109,481    Federal National Mortgage Association, 5.72%, 6/1/29       110,247
 28,612    Federal National Mortgage Association, 5.72%, 8/1/29        28,812
158,996    Federal National Mortgage Association, 5.9% 2/1/28         161,549
 25,439    Federal National Mortgage Association, 5.9% 7/1/28          25,827
217,957    Federal National Mortgage Association, 5.9%, 11/1/27       221,457
180,358    Federal National Mortgage Association, 5.9%, 4/1/28        183,254
1,486,659  Federal National Mortgage Association, 6.0%, 11/1/34      1,500,881
722,935    Federal National Mortgage Association, 6.0%, 11/1/34       729,851
3,426,842  Federal National Mortgage Association, 6.0%, 11/1/34      3,459,625
2,256,858  Federal National Mortgage Association, 6.0%, 11/1/36      2,273,906
 65,755    Federal National Mortgage Association, 6.5%, 7/1/32         67,679
504,843    Federal National Mortgage Association, 6.5%, 7/1/32        519,616
628,309    Federal National Mortgage Association, 7.0%, 10/1/19       659,087
133,727    Federal National Mortgage Association, 7.5%, 4/1/15        138,856
 96,210    Federal National Mortgage Association, 7.5%, 6/1/15         99,900
129,016    Federal National Mortgage Association, 8.0%, 7/1/15        135,553
  8,049    Federal National Mortgage Association, 9.0%, 4/1/33          8,472
 47,971    Government National Mortgage Association I, 6.5%, 1/15/3    49,468
 62,617    Government National Mortgage Association I, 6.5%, 1/15/3    64,571
 26,943    Government National Mortgage Association I, 6.5%, 1/15/3    28,276
223,376    Government National Mortgage Association I, 6.5%, 11/15/   230,414
 79,074    Government National Mortgage Association I, 6.5%, 12/15/    81,566
103,399    Government National Mortgage Association I, 6.5%, 5/15/3   106,626
148,754    Government National Mortgage Association I, 6.5%, 9/15/3   153,397
174,984    Government National Mortgage Association I, 7.0%, 1/15/3   184,189
 71,641    Government National Mortgage Association I, 7.0%, 12/15/    75,453
116,436    Government National Mortgage Association I, 7.0%, 12/15/   122,632
 70,688    Government National Mortgage Association I, 7.0%, 4/15/3    74,407
151,792    Government National Mortgage Association I, 7.0%, 8/15/2   160,040
130,442    Government National Mortgage Association I, 7.0%, 9/15/2   138,011
 50,548    Government National Mortgage Association I, 7.5%, 3/15/3    53,442
 12,714    Government National Mortgage Association I, 7.5%, 8/15/2    13,452
514,903    Government National Mortgage Association II, 5.0%, 12/20   508,376
502,337    Government National Mortgage Association II, 5.0%, 2/20/   495,674
1,365,487  Government National Mortgage Association II, 5.5%, 7/20/  1,367,087
106,425    Government National Mortgage Association II, 5.9%, 11/20   107,455
105,784    Government National Mortgage Association II, 5.9%, 11/20   106,808
135,260    Government National Mortgage Association II, 5.9%, 5/20/   136,526
214,021    Government National Mortgage Association II, 5.9%, 7/20/   216,025
157,712    Government National Mortgage Association II, 6.0%, 10/20   159,710
693,208    Government National Mortgage Association II, 6.0%, 10/20   702,991
404,165    Government National Mortgage Association II, 6.0%, 12/20   410,301
445,002    Government National Mortgage Association II, 6.0%, 6/20/   449,961
164,915    Government National Mortgage Association II, 6.0%, 7/20/   167,554
215,154    Government National Mortgage Association II, 6.0%, 7/20/   218,401
115,358    Government National Mortgage Association II, 6.5%, 1/20/   119,008
214,811    Government National Mortgage Association II, 6.5%, 10/20   221,316
305,342    Government National Mortgage Association II, 6.5%, 3/20/   314,331
 80,805    Government National Mortgage Association II, 6.5%, 4/20/    83,276
 56,554    Government National Mortgage Association II, 6.5%, 6/20/    58,284
264,754    Government National Mortgage Association II, 6.5%, 8/20/   273,369
 62,646    Government National Mortgage Association II, 7.0%, 1/20/    65,745
 43,206    Government National Mortgage Association II, 7.0%, 11/20    45,344
  5,214    Government National Mortgage Association II, 7.0%, 12/20     5,243
 33,056    Government National Mortgage Association II, 7.0%, 2/20/    34,724
 49,216    Government National Mortgage Association II, 7.0%, 5/20/    51,752
 93,589    Government National Mortgage Association II, 7.0%, 6/20/    98,330
106,759    Government National Mortgage Association II, 7.0%, 7/20/   112,041
109,712    Government National Mortgage Association II, 7.0%, 8/20/   115,341
 26,504    Government National Mortgage Association II, 7.5%, 12/20    27,924
 51,493    Government National Mortgage Association II, 7.5%, 5/20/    54,253
 16,467    Government National Mortgage Association II, 7.5%, 6/20/    17,350
 49,302    Government National Mortgage Association II, 7.5%, 7/20/    51,944
 54,113    Government National Mortgage Association II, 7.5%, 8/20/    57,013
 57,973    Government National Mortgage Association II, 8.0%, 2/20/    61,481
 37,212    Government National Mortgage Association II, 8.0%, 3/20/    39,464
 96,512    Government National Mortgage Association II, 8.0%, 4/20/   102,352
    204    Government National Mortgage Association II, 8.0%, 5/20/       216
 50,654    Government National Mortgage Association II, 8.0%, 5/20/    53,719
 22,137    Government National Mortgage Association II, 9.0%, 11/20    23,911
 12,048    Government National Mortgage Association II, 9.0%, 3/20/    12,995
  3,085    Government National Mortgage Association II, 9.0%, 4/20/     3,328
  8,461    Government National Mortgage Association II, 9.0%, 9/20/     9,118
 27,602    Government National Mortgage Association, 10.0%, 1/15/19    31,349
 20,381    Government National Mortgage Association, 10.0%, 3/15/20    23,182
140,721    Government National Mortgage Association, 4.5%, 12/15/19   136,729
361,738    Government National Mortgage Association, 4.5%, 4/15/18    351,828
668,630    Government National Mortgage Association, 4.5%, 4/15/20    649,255
705,492    Government National Mortgage Association, 4.5%, 6/15/19    685,478
615,624    Government National Mortgage Association, 4.5%, 6/15/19    598,159
1,345,033  Government National Mortgage Association, 4.5%, 6/15/34   1,269,552
246,168    Government National Mortgage Association, 4.5%, 8/15/19    239,184
590,918    Government National Mortgage Association, 4.5%, 8/15/33    557,904
253,197    Government National Mortgage Association, 5.0%, 1/20/20    249,615
373,283    Government National Mortgage Association, 5.0%, 10/15/20   369,126
3,500,000  Government National Mortgage Association, 5.0%, 11/16/46  3,412,749
516,604    Government National Mortgage Association, 5.0%, 2/15/19    511,350
354,404    Government National Mortgage Association, 5.0%, 2/15/20    350,457
635,052    Government National Mortgage Association, 5.0%, 5/15/18    629,018
361,557    Government National Mortgage Association, 5.0%, 6/15/35    351,118
1,578,243  Government National Mortgage Association, 5.0%, 7/20/36   1,583,634
3,000,000  Government National Mortgage Association, 5.121%, 12/16/  2,955,920
666,884    Government National Mortgage Association, 5.5%, 1/15/29    665,403
429,774    Government National Mortgage Association, 5.5%, 10/15/19   431,618
746,725    Government National Mortgage Association, 5.5%, 10/15/28   744,342
476,834    Government National Mortgage Association, 5.5%, 10/15/33   474,517
307,515    Government National Mortgage Association, 5.5%, 10/15/34   305,870
729,543    Government National Mortgage Association, 5.5%, 10/15/34   725,642
841,819    Government National Mortgage Association, 5.5%, 2/15/19    846,286
273,913    Government National Mortgage Association, 5.5%, 4/15/19    275,088
299,775    Government National Mortgage Association, 5.5%, 4/15/31    298,496
961,898    Government National Mortgage Association, 5.5%, 4/15/34    956,755
397,594    Government National Mortgage Association, 5.5%, 5/15/33    395,662
831,105    Government National Mortgage Association, 5.5%, 5/15/33    827,066
108,316    Government National Mortgage Association, 5.5%, 6/15/18    108,887
808,166    Government National Mortgage Association, 5.5%, 7/15/19    811,634
599,142    Government National Mortgage Association, 5.5%, 7/15/19    601,713
661,360    Government National Mortgage Association, 5.5%, 8/15/33    658,146
236,178    Government National Mortgage Association, 5.5%, 9/15/33    235,169
145,282    Government National Mortgage Association, 5.72%, 10/15/2   145,969
248,236    Government National Mortgage Association, 5.72%, 4/15/29   249,289
 58,785    Government National Mortgage Association, 5.72%, 5/15/29    59,034
 86,753    Government National Mortgage Association, 5.72%, 5/20/29    86,880
 58,774    Government National Mortgage Association, 6.0%, 1/15/24     59,754
262,577    Government National Mortgage Association, 6.0%, 1/15/33    266,339
993,434    Government National Mortgage Association, 6.0%, 1/15/33   1,010,366
866,211    Government National Mortgage Association, 6.0%, 1/15/33    880,898
348,409    Government National Mortgage Association, 6.0%, 1/15/33    353,661
526,279    Government National Mortgage Association, 6.0%, 1/20/33    532,342
 21,637    Government National Mortgage Association, 6.0%, 10/15/28    21,990
 81,491    Government National Mortgage Association, 6.0%, 10/15/32    82,709
276,150    Government National Mortgage Association, 6.0%, 10/15/32   280,276
294,065    Government National Mortgage Association, 6.0%, 10/15/32   298,459
1,130,463  Government National Mortgage Association, 6.0%, 10/15/32  1,147,354
793,213    Government National Mortgage Association, 6.0%, 10/15/32   806,912
328,409    Government National Mortgage Association, 6.0%, 10/15/32   333,316
742,912    Government National Mortgage Association, 6.0%, 10/15/34   753,279
166,103    Government National Mortgage Association, 6.0%, 10/15/34   168,420
204,372    Government National Mortgage Association, 6.0%, 10/15/34   207,224
178,797    Government National Mortgage Association, 6.0%, 11/15/28   181,713
931,837    Government National Mortgage Association, 6.0%, 11/15/32   946,309
1,181,524  Government National Mortgage Association, 6.0%, 11/15/32  1,202,114
 80,445    Government National Mortgage Association, 6.0%, 11/15/32    81,647
 75,289    Government National Mortgage Association, 6.0%, 11/15/32    76,414
819,246    Government National Mortgage Association, 6.0%, 11/15/32   831,929
488,846    Government National Mortgage Association, 6.0%, 11/15/33   495,851
802,342    Government National Mortgage Association, 6.0%, 12/15/23   815,951
811,975    Government National Mortgage Association, 6.0%, 12/15/32   824,978
303,888    Government National Mortgage Association, 6.0%, 12/15/32   308,735
111,035    Government National Mortgage Association, 6.0%, 12/15/32   112,694
686,810    Government National Mortgage Association, 6.0%, 12/15/32   698,394
525,236    Government National Mortgage Association, 6.0%, 12/15/32   533,574
 89,262    Government National Mortgage Association, 6.0%, 12/15/32    90,595
345,921    Government National Mortgage Association, 6.0%, 12/15/32   351,880
764,296    Government National Mortgage Association, 6.0%, 12/15/32   777,565
443,921    Government National Mortgage Association, 6.0%, 2/15/29    451,006
188,236    Government National Mortgage Association, 6.0%, 2/15/33    190,934
654,642    Government National Mortgage Association, 6.0%, 2/15/33    664,023
387,602    Government National Mortgage Association, 6.0%, 2/15/33    393,156
527,009    Government National Mortgage Association, 6.0%, 2/15/33    534,561
 93,198    Government National Mortgage Association, 6.0%, 2/15/33     94,533
321,859    Government National Mortgage Association, 6.0%, 3/15/19    327,431
189,197    Government National Mortgage Association, 6.0%, 3/15/19    192,473
203,169    Government National Mortgage Association, 6.0%, 3/15/33    206,080
271,907    Government National Mortgage Association, 6.0%, 3/15/33    275,803
 99,914    Government National Mortgage Association, 6.0%, 3/15/33    101,346
636,408    Government National Mortgage Association, 6.0%, 3/15/34    645,289
316,211    Government National Mortgage Association, 6.0%, 4/15/28    321,430
179,058    Government National Mortgage Association, 6.0%, 4/15/33    181,624
174,149    Government National Mortgage Association, 6.0%, 5/15/33    176,645
499,115    Government National Mortgage Association, 6.0%, 6/15/31    506,842
425,470    Government National Mortgage Association, 6.0%, 6/15/34    431,407
1,000,000  Government National Mortgage Association, 6.0%, 6/16/32   1,014,847
245,989    Government National Mortgage Association, 6.0%, 8/15/34    249,607
728,284    Government National Mortgage Association, 6.0%, 8/15/34    738,446
 53,481    Government National Mortgage Association, 6.0%, 9/15/32     54,280
391,169    Government National Mortgage Association, 6.0%, 9/15/32    397,014
655,957    Government National Mortgage Association, 6.0%, 9/15/32    665,759
248,227    Government National Mortgage Association, 6.0%, 9/15/33    251,784
197,040    Government National Mortgage Association, 6.0%, 9/15/34    199,789
773,250    Government National Mortgage Association, 6.0%, 9/15/35    783,560
 89,429    Government National Mortgage Association, 6.5%, 1/15/15     92,040
639,632    Government National Mortgage Association, 6.5%, 1/15/32    661,109
132,986    Government National Mortgage Association, 6.5%, 1/15/32    137,137
138,294    Government National Mortgage Association, 6.5%, 10/15/28   142,859
 24,434    Government National Mortgage Association, 6.5%, 10/15/28    25,240
  5,645    Government National Mortgage Association, 6.5%, 10/15/31     5,823
163,968    Government National Mortgage Association, 6.5%, 2/15/28    169,381
116,845    Government National Mortgage Association, 6.5%, 2/15/29    120,630
173,473    Government National Mortgage Association, 6.5%, 2/15/32    178,887
134,207    Government National Mortgage Association, 6.5%, 2/15/32    138,396
 74,202    Government National Mortgage Association, 6.5%, 2/15/32     76,517
104,522    Government National Mortgage Association, 6.5%, 2/15/32    107,784
143,467    Government National Mortgage Association, 6.5%, 2/15/32    147,944
 20,414    Government National Mortgage Association, 6.5%, 2/15/32     21,051
117,760    Government National Mortgage Association, 6.5%, 3/15/29    121,575
270,133    Government National Mortgage Association, 6.5%, 3/15/29    278,884
436,048    Government National Mortgage Association, 6.5%, 3/15/32    449,656
161,311    Government National Mortgage Association, 6.5%, 4/15/17    165,705
 76,512    Government National Mortgage Association, 6.5%, 4/15/28     79,038
106,577    Government National Mortgage Association, 6.5%, 4/15/28    110,123
 41,556    Government National Mortgage Association, 6.5%, 4/15/32     42,853
103,091    Government National Mortgage Association, 6.5%, 4/15/32    106,309
400,419    Government National Mortgage Association, 6.5%, 4/15/32    412,916
347,488    Government National Mortgage Association, 6.5%, 4/15/33    358,206
 43,507    Government National Mortgage Association, 6.5%, 5/15/29     44,916
134,431    Government National Mortgage Association, 6.5%, 5/15/31    138,666
 66,427    Government National Mortgage Association, 6.5%, 5/15/32     68,501
 16,146    Government National Mortgage Association, 6.5%, 5/15/32     16,650
 26,504    Government National Mortgage Association, 6.5%, 5/15/32     27,331
423,305    Government National Mortgage Association, 6.5%, 5/15/32    436,516
 78,516    Government National Mortgage Association, 6.5%, 6/15/17     80,655
 49,985    Government National Mortgage Association, 6.5%, 6/15/28     51,651
 36,026    Government National Mortgage Association, 6.5%, 6/15/29     37,193
 39,487    Government National Mortgage Association, 6.5%, 6/15/31     40,731
 13,447    Government National Mortgage Association, 6.5%, 6/15/31     13,871
 73,156    Government National Mortgage Association, 6.5%, 6/15/31     75,461
 39,440    Government National Mortgage Association, 6.5%, 6/15/32     40,671
 56,465    Government National Mortgage Association, 6.5%, 6/15/32     58,228
106,062    Government National Mortgage Association, 6.5%, 6/15/32    109,648
250,385    Government National Mortgage Association, 6.5%, 7/15/31    258,275
197,537    Government National Mortgage Association, 6.5%, 7/15/32    203,702
 83,509    Government National Mortgage Association, 6.5%, 7/15/32     86,115
 59,334    Government National Mortgage Association, 6.5%, 8/15/28     61,293
 41,325    Government National Mortgage Association, 6.5%, 8/15/31     42,627
243,821    Government National Mortgage Association, 6.5%, 8/15/32    252,077
222,453    Government National Mortgage Association, 6.5%, 8/15/32    229,396
127,732    Government National Mortgage Association, 6.5%, 9/15/31    131,757
145,739    Government National Mortgage Association, 6.5%, 9/15/31    150,331
184,686    Government National Mortgage Association, 6.5%, 9/15/32    190,450
369,617    Government National Mortgage Association, 6.75%, 4/15/26   386,490
128,872    Government National Mortgage Association, 7.0%, 1/15/28    135,803
 77,366    Government National Mortgage Association, 7.0%, 10/15/16    80,502
 55,065    Government National Mortgage Association, 7.0%, 11/15/26    58,083
121,498    Government National Mortgage Association, 7.0%, 11/15/29   128,006
 35,149    Government National Mortgage Association, 7.0%, 11/15/31    36,998
  8,755    Government National Mortgage Association, 7.0%, 12/15/26     9,234
170,630    Government National Mortgage Association, 7.0%, 12/15/30   179,795
 80,377    Government National Mortgage Association, 7.0%, 2/15/28     84,700
 52,533    Government National Mortgage Association, 7.0%, 3/15/28     55,359
290,662    Government National Mortgage Association, 7.0%, 3/15/32    305,964
103,127    Government National Mortgage Association, 7.0%, 4/15/28    108,673
100,366    Government National Mortgage Association, 7.0%, 4/15/32    105,650
156,134    Government National Mortgage Association, 7.0%, 5/15/29    164,498
 27,390    Government National Mortgage Association, 7.0%, 5/15/31     28,831
113,749    Government National Mortgage Association, 7.0%, 6/15/27    119,979
 48,343    Government National Mortgage Association, 7.0%, 6/15/29     50,933
180,851    Government National Mortgage Association, 7.0%, 7/15/25    190,673
109,588    Government National Mortgage Association, 7.0%, 7/15/28    115,482
120,252    Government National Mortgage Association, 7.0%, 7/15/28    126,784
 56,602    Government National Mortgage Association, 7.0%, 7/15/29     59,634
 14,910    Government National Mortgage Association, 7.0%, 8/15/11     15,398
334,194    Government National Mortgage Association, 7.0%, 9/15/24    352,352
142,327    Government National Mortgage Association, 7.0%, 9/15/31    149,814
119,125    Government National Mortgage Association, 7.5%, 10/15/23   126,000
200,468    Government National Mortgage Association, 7.5%, 10/15/27   212,251
 49,392    Government National Mortgage Association, 7.5%, 10/15/29    52,259
 75,553    Government National Mortgage Association, 7.5%, 11/15/30    79,904
  8,989    Government National Mortgage Association, 7.5%, 12/15/25     9,519
103,991    Government National Mortgage Association, 7.5%, 2/15/27    110,103
 20,107    Government National Mortgage Association, 7.5%, 2/15/31     21,258
 50,976    Government National Mortgage Association, 7.5%, 3/15/23     53,918
142,736    Government National Mortgage Association, 7.5%, 3/15/27    151,141
 39,555    Government National Mortgage Association, 7.5%, 3/15/32     41,774
 59,387    Government National Mortgage Association, 7.5%, 4/15/23     62,814
 78,040    Government National Mortgage Association, 7.5%, 4/15/29     82,221
  7,784    Government National Mortgage Association, 7.5%, 6/15/24      8,237
 26,208    Government National Mortgage Association, 7.5%, 6/15/29     27,738
 15,887    Government National Mortgage Association, 7.5%, 8/15/25     16,823
  5,208    Government National Mortgage Association, 7.5%, 8/15/29      5,510
 34,222    Government National Mortgage Association, 7.5%, 9/15/25     36,240
 11,548    Government National Mortgage Association, 7.5%, 9/15/25     12,229
 12,517    Government National Mortgage Association, 7.5%, 9/15/30     13,237
 92,495    Government National Mortgage Association, 8.0% 1/20/28      93,361
 14,794    Government National Mortgage Association, 8.0%, 12/1/29     15,743
144,430    Government National Mortgage Association, 8.0%, 7/15/29    153,678
211,522    Government National Mortgage Association, 8.25%, 5/15/20   226,283
    113    Government National Mortgage Association, 8.5%, 2/15/23        122
  3,664    Government National Mortgage Association, 8.5%, 8/15/21      3,955
 21,279    Government National Mortgage Association, 9.0%, 1/15/20     22,993
  4,401    Government National Mortgage Association, 9.0%, 10/15/16     4,723
  4,556    Government National Mortgage Association, 9.0%, 12/15/19     4,917
  3,812    Government National Mortgage Association, 9.0%, 3/15/20      4,119
  1,351    Government National Mortgage Association, 9.0%, 4/15/20      1,460
  2,177    Government National Mortgage Association, 9.0%, 4/15/22      2,356
  3,645    Government National Mortgage Association, 9.0%, 6/15/22      3,947
  1,479    Government National Mortgage Association, 9.0%, 8/15/18      1,594
  1,732    Government National Mortgage Association, 9.0%, 9/15/21      1,830
  1,809    Government National Mortgage Association, 9.0%, 9/15/21      1,956
  2,667    Government National Mortgage Association, 9.5%, 11/15/20     2,922
  7,613    Government National Mortgage Association, 9.5%, 11/15/20     8,342
  4,807    Government National Mortgage Association, 9.5%, 2/15/19      5,258
  1,891    Government National Mortgage Association, 9.5%, 5/15/18      2,064
 15,214    Government National Mortgage Association, 9.5%, 6/15/19     16,643
  2,659    Government National Mortgage Association, 9.5%, 8/15/21      2,918
 18,814    Government National Mortgage Association, 9.5%, 9/15/20     20,616
2,950,000  U.S. Treasury Bonds, 4.25%, 11/15/13                      2,954,378
3,000,000  U.S. Treasury Bonds, 4.75%, 5/31/12                       3,078,049
2,000,000  U.S. Treasury Bonds, 5.25%, 11/15/28                      2,121,562
4,000,000  U.S. Treasury Bonds, 7.25%, 5/15/16                       4,792,188
2,619,026  U.S. Treasury Inflation Protected Security,  1.875%, 7/1  2,585,879
3,816,285  U.S. Treasury Inflation Protected Security,  3.0%, 7/15/  4,010,679
785,715    U.S. Treasury Inflation Protected Security, 2.0%, 1/15/1   779,577
  1,048    U.S. Treasury Inflation Protected Security, 2.375%, 4/15     1,064
1,000,000  U.S. Treasury Notes, 4.25%, 11/15/14                       996,484
1,000,000  U.S. Treasury Notes, 5.375%, 2/15/31                      1,083,438
2,500,000  U.S. Treasury Notes, 5.5%, 8/15/28                        2,731,250
250,000    U.S. Treasury Notes, 6.125%, 8/15/29                       294,962
5,525,000  U.S. Treasury Notes, 6.375%, 8/15/27                      6,629,569
                                                                   $ 160,116,995
           TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS
           (Cost  $160,224,353)                                    $ 160,116,995
           TOTAL INVESTMENT IN SECURITIES - 99.6%
           (Cost  $206,962,449) (a)                                $ 206,795,268
           OTHER ASSETS AND LIABILITIES - 0.4%                     $  817,835
           TOTAL NET ASSETS - 100.0%                               $ 207,613,103


   (a) At October 31, 2007, the net unrealized gain on investments based on cost for federal income tax pur

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost         $ 4,725,757

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value           (4,818,317)

           Net unrealized gain                                     $ (92,560)


             Pioneer Institutional Money Market Fund
             SCHEDULE OF INVESTMENTS  10/31/07 (unaudited)

 Shares                                                                Value
             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8 %
             Banks - 1.8 %
             Thrifts & Mortgage Finance - 1.7 %
14,114,067   Federal Home Loan Mortgage, Corp., Multifamily VRD Cer$ 14,114,067
             Total Banks                                           $ 14,114,067
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $14,114,067)                                   $ 14,114,067

             CORPORATE BONDS - 37.7 %
             Capital Goods - 1.3 %
             Industrial Conglomerates - 1.3 %
9,500,000    General Electric Capital Corp., 1/3/08                $  9,503,610
  500,000    General Electric Capital Corp., 3/4/08                     500,045
  500,000    General Electric Capital Corp., 7/28/08                    500,190
                                                                   $ 10,503,845
             Total Capital Goods                                   $ 10,503,845
             Banks - 13.3 %
             Diversified Banks - 13.2 %
6,075,000    Barclays Bank NY Plc, 5.41%, 6/2/08                   $  6,075,000
27,500,000   BNP Paribas, FRN, 3/26/08 (144A)                        27,504,675
5,000,000    Credit Agricole, FRN, 4/23/07 (144A)                     5,003,500
3,200,000    Landesbk Baden-Wurtt NY, FRN, 1/29/08                    3,200,000
4,120,000    RaboBank Nederland, FRN, 3/14/08                         4,119,959
1,945,000    Royal Bank of Canada, FRN, 3/20/08                       1,943,736
6,000,000    Royal Bank of Canada, FRN, 10/3/08                       6,000,000
7,780,000    Royal Bank of Scotland Plc, FRN, 4/11/08 (144A)          7,782,101
4,000,000    Royal Bank of Scotland Plc, FRN, 7/21/08 (144A)          3,998,960
6,370,000    Svenska handelsbanken, FRN, 10/10/08                     6,358,470
7,500,000    US Bancorp, 3.125%, 3/15/08                              7,441,868
3,830,000    US Bank, 4.125%, 3/17/08                                 3,813,378
  190,000    US Bank, 4.4%, 8/15/08                                     188,936
2,870,000    Wachovia Corp., 3.5%, 8/15/08                            2,836,421
  310,000    Wachovia Corp., FRN, 10/28/08                              309,755
1,185,000    Wachovia Corp., FRN, 11/8/07                             1,185,024
4,300,000    Wells Fargo & Co., FRN, 1/2/08                           4,298,925
3,260,000    Wells Fargo & Co., FRN, 7/14/08 (144A)                   3,260,130
4,175,000    Westpac Banking FRN, 12/6/07                             4,174,583
5,000,000    World Savings Bank, FRN, 5/8/08                          5,001,900
                                                                   $ 104,497,321
             Regional Banks - 0.1 %
  425,000    Suntrust Bank Atlanta, FRN, 4/2/08                    $    424,915
  225,000    Suntrust Banks, 4.0% 10/15/08                              222,964
                                                                   $    647,879
             Total Banks                                           $ 105,145,200
             Diversified Financials - 18.1 %
             Asset Management & Custody Banks - 0.2 %
1,950,000    Bank of New York, FRN, 6/16/08                        $  1,949,201
             Consumer Finance - 1.4 %
3,140,000    American Express, FRN, 5/7/08                         $  3,135,353
  200,000    American Express, FRN, 11/21/07                            200,002
  400,000    American Express, FRN, 3/5/08                              399,756
4,880,000    National Rural Utilities, FRN, 7/3/08                    4,880,000
2,770,000    SLM Corp., FRN, 4/18/08                                  2,748,893
                                                                   $ 11,364,004
             Diversified Capital Markets - 0.2 %
1,645,000    Credit Suisse First Boston, 5.4%, 12/21/07            $  1,645,888
             Investment Banking & Brokerage - 6.8 %
6,800,000    Bear Stearns Co., Inc., FRN, 2/4/08                   $  6,795,512
  350,000    Credit Suisse FB USA, Inc., FRN, 6/3/08                    349,580
7,136,000    Credit Suisse First Boston, FRN, 6/2/08                  7,135,429
1,000,000    Goldman Sachs Group, Inc., FRN, 2/26/08                  1,000,630
  360,000    Lehman Brothers Holdings, 4.0%, 1/22/08                    358,740
4,000,000    Merrill Lynch & Co., Inc., FRN, 3/24/08                  3,998,200
4,250,000    Merrill Lynch & Co., Inc., FRN, 6/16/08                  4,250,000
3,100,000    Merrill Lynch & Co., FRN, 02/14/08                       3,097,241
  250,000    Merrill Lynch & Co., FRN, 8/22/08                          249,293
1,500,000    Merrill Lynch & Co., FRN, 8/14/08                        1,500,000
2,500,000    Morgan Stanley Dean Witter, 3.625%, 4/1/08               2,487,675
9,150,000    Morgan Stanley, FRN, 01/18/08                            9,149,543
7,100,000    Morgan Stanley, FRN, 11/9/07                             7,100,142
6,000,000    Morgan Stanley, FRN, 7/25/08                             5,998,500
                                                                   $ 53,470,485
             Diversified Financial Services - 8.8 %
7,100,000    Bank of America Corp., FRN, 7/25/08                   $  7,095,669
3,080,000    Caterpillar Financial Services, FRN, 04/17/08            3,078,552
7,500,000    Citigroup Global Markets, FRN, 3/7/08                    7,504,425
6,620,000    Citigroup, Inc., FRN, 11/1/07                            6,620,000
6,865,000    Citigroup, Inc., FRN, 5/02/08                            6,865,618
3,290,000    Jp Morgan Chase & Co., FRN, 6/5/09                       3,291,448
12,000,000   JP Morgan Chase & Co., FRN, 5/15/08                     12,010,440
4,900,000    JP Morgan Chase & Co., FRN, 1/25/08                      4,900,882
7,385,000    MBNA Corp., FRN, 5/5/08                                  7,402,724
3,265,000    Toyota Motor Credit Corp., 2.875%, 8/1/08                3,215,405
7,500,000    Toyota Motor Credit Corp., FRN, 9/15/08                  7,499,625
                                                                   $ 69,484,788
             Specialized Finance - 0.7 %
2,300,000    Citigroup, Inc., FRN, 11/23/07                        $  2,296,205
3,270,000    National Rural Utilities, 3.875%, 2/15/08                3,258,424
                                                                   $  5,554,629
             Total Diversified Financials                          $ 143,468,995
             Insurance - 4.4 %
             Life & Health Insurance - 3.0 %
2,000,000    Met Life Global Funding I, FRN, 2/28/08 (144A)        $  1,998,300
6,765,000    Met Life Global Funding I, FRN, 8/14/08                  6,771,224
4,770,000    Metlife, Inc., 2.6%, 6/19/08                             4,698,307
10,240,000   Metlife, Inc., FRN, 11/9/07                             10,240,205
                                                                   $ 23,708,036
             Multi-Line Insurance - 1.4 %
4,110,000    American General Finance, FRN, 01/18/08               $  4,112,219
7,000,000    American General Finance, FRN, 6/27/08                   7,000,420
                                                                   $ 11,112,639
             Total Insurance                                       $ 34,820,675
             Telecommunication Services - 0.6 %
             Integrated Telecommunication Services - 0.5 %
4,440,000    AT&T, Inc., FRN, 5/15/08                              $  4,437,203
             Total Telecommunication Services                      $  4,437,203
             TOTAL CORPORATE BONDS
             (Cost  $298,393,568)                                  $ 298,375,918
             U.S. GOVERNMENT & AGENCY OBLIGATIONS  - 2.8 %
             Banks - 0.2 %
             Thrifts & Mortgage Finance - 0.1 %
1,485,000    Federal National Mortgage Association, 5.3%, 1/8/08   $  1,486,158
             Total Banks                                           $  1,486,158
             Government - 2.6 %
             Government - 2.6 %
7,275,000    Federal Home Loan Bank, 5.375%, 8/20/08               $  7,278,347
3,800,000    Federal Home Loan Bank, 5.375%, 9/5/08                   3,803,268
7,700,000    U.S Treasury Bill, 3.95%, 1/24/08                        7,631,470
9,475,000    U.S. Treasury Notes, 4.125%, 8/15/08                     9,471,305
                                                                   $ 28,184,390
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost  $22,034,285)                                   $ 29,670,548
             MUNICIPAL BONDS - 4.8 %
             Government - 3.0 %
2,200,000    Mississippi St Ser B General, FRN, 11/1/28            $  2,200,000
1,390,000    Southern Ute Indian Tribe, FRN, 1/1/27                   1,390,000
15,815,000   Texas State Tax & Revenue Anticipation, FRN, 12/1/27    15,815,000
4,090,000    Texas State Var-Ref-Taxable, FRN, 12/1/26                4,090,000
                                                                   $ 23,495,000
             Municipal  Development - 0.7 %
6,125,000    Nassau County NY Industrial Development, FRN, 11/1/14 $  6,125,000
             Municipal  Medical - 0.6 %
4,545,000    Massachusetts Health & Educational Facilities, FRN, 7/$  4,545,000
             Municipal  Single Family Housing - 0.5 %
3,770,000    Iowa Finance Authority Revenue, FRN, 7/1/37           $  3,770,000
             TOTAL MUNICIPAL BONDS
             (Cost  $37,935,000)                                   $ 37,935,000

             TEMPORARY CASH INVESTMENTS - 46.6 %
             Commercial Paper - 46.6 %
8,100,000    Abn Amro Bank NV, 5.03%, 1/24/08                      $  8,100,000
6,800,000    Abn Amro Bank NV, 5.36%, 1/10/08                         6,800,000
4,990,000    Alliance & Leicester Plc., 5.23%, 11/6/07 (144A)         4,986,108
3,915,000    Alliance & Leicester Plc., 5.53%, 11/30/07 (144A)        3,899,692
6,000,000    Anglo Irish Bank, Inc., 5.19%, 3/4/08                    5,899,560
6,000,000    Anglo Irish Bank, Inc., 5.23%, 3/5/08                    5,898,720
11,500,000   Banco Bilbao Vizcaya, 5.0%, 11/1/07 (144A)              11,500,000
8,905,000    Banco Bilbao Vizcaya, 5.1%, 1/10/08  (144A)              8,821,649
7,500,000    Bank of America Corp., 4.87%, 4/3/08                     7,344,225
1,880,000    Bank of America Corp., 4.9%, 11/8/07                     1,878,026
3,620,000    Bank of America Corp., 5.23%, 11/16/07                   3,612,434
3,750,000    Bank of America Corp., 5.3%, 2/7/08                      3,700,350
  185,000    Bank of America Corp., 5.45%, 11/20/07                     184,517
3,380,000    Bank of Ireland, 5.08%, 1/10/08 (144A)                   3,348,363
8,680,000    Bank of Ireland, 5.25%, 11/08/07 (144A)                  8,670,886
4,145,000    Barclays Bank Plc, 4.93%, 2/25/08                        4,145,995
4,720,000    BAYERISCHE LANDESBANK NY, 5.33%, 11/20/07                4,721,463
8,160,000    BHP BILLITON FIN USA, 4.76%, 11/15/07 (144A)             8,144,088
3,990,000    BNP Paribas Financial, Inc., 4.9%, 11/1/07               3,990,000
4,615,000    BNP Paribas Financial, Inc., 4.975%, 11/15/07            4,606,047
6,380,000    CBA Delaware, Inc., 4.63%, 11/30/07                      6,356,200
4,080,000    CBA Delaware, Inc., 4.65%, 1/30/08                       4,032,570
9,450,000    CBA Delaware, Inc., 5.04%, 2/4/08                        9,324,320
3,525,000    Citibank NA, 5.31%,  11/01/07                            3,525,071
3,000,000    Citibank NA, 5.335%,  11/09/07                           3,000,450
7,000,000    Citibank NA, 5.45%,  11/14/07                            7,001,890
6,000,000    Credit Agricole SA, 5.305%, 11/7/07                      6,000,000
4,165,000    Danske Corp., 4.92%, 12/17/07 (144A)                     4,138,820
5,000,000    Danske Corp., 5.545%, 12/11/07 (144A)                    4,969,190
15,950,000   Deutsche Bank Financial LLC, 4.8%, 11/1/07              15,950,000
3,400,000    Deutsche Bank NY, 5.4%, 7/28/08                          3,414,620
3,035,000    Deutsche Bank, 5.37%, 5/22/08                            3,039,795
4,410,000    Dexia Bank NY Branch, 4.71%, 12/3/07                     4,410,044
4,070,000    Dexia Delaware LLC, 5.02%, 12/7/07                       4,049,570
11,870,000   Dresner U.S. Finance, Inc., 5.05%, 11/09/07             11,856,680
  500,000    Dresner U.S. Finance, Inc., 5.27%, 11/13/07                499,120
3,800,000    Eaton Corp., 5.32%, 12/14/07                             3,775,850
2,000,000    FORTIS BANQUE LUX, 4.5%, 5/1/08                          1,954,500
2,515,000    HBOS Treasury Services PLC, 5.65%, 11/1/07               2,515,000
2,990,000    HBOS Treasury Services PLC, 5.65%, 12/7/07               2,973,110
10,000,000   HBOS Treasury Services, 5.42%, 6/18/08                  10,035,900
7,125,000    ING Funding LLC, 5.255%, 11/05/07                        7,120,840
3,800,000    J.P. Morgan Chase & Co. 5.12%, 1/30/08                   3,751,360
3,840,000    Nordea Bank, NY, 5.315%, 2/20/08                         3,844,877
24,185,000   Rabobank Usa Financial, 4.80%, 11/1/07                  24,185,000
5,120,000    Royal Bank of Scotland NY, FRN, 2/25/08                  5,118,515
13,550,000   Royal Bank of Scotland, 5.19%, 1/9/08                   13,558,266
2,778,000    Societe Generale Nor, 5.14%, 1/7/08                      2,751,430
3,325,000    Societe Generale Nor, 5.185%, 2/8/08                     3,277,590
3,282,000    Societe Generale North America, 5.05%, 12/13/07          3,262,660
5,625,000    Societe Generale North America, 5.11%, 12/27/07          5,580,290
2,400,000    Societe Generale North America, 5.155%, 11/14/07         2,395,530
6,000,000    Societe Generale North America, 5.165%, 11/7/07          5,994,830
3,360,000    Societe Generale North America, 5.23%, 11/9/07           3,356,069
5,980,000    Societe Generale North America, 5.235%, 11/5/07          5,976,570
3,000,000    Societe Generale North America, 5.37%, 11/2/07           2,999,550
8,810,000    Svenska Handelsbank, 5.25%, 11/6/07                      8,803,560
5,700,000    Svenska Handelsbank, 5.6%, 12/7/07                       5,668,080
6,000,000    Toyota Motor Credit Co., 5.09%, 11/23/07                 5,981,340
7,500,000    UBS AG Stamford, 5.11%, 3/3/08                           7,506,525
  480,000    UBS Finance LLC, 5.7%, 11/8/07                             479,501
3,420,000    UBS FINANCE, 5.205%, 12/12/07                            3,399,730
2,000,000    UBS FINANCE, 5.275%, 12/21/07                            1,985,350
5,450,000    UBS Finance, 5.35%, 3/3/08                               5,355,740
  600,000    UBS Finance, 5.42%, 2/29/08                                589,190
5,417,000    Westpac Banking Corp., 5.06%, 1/15/08 (144A)             5,359,910
3,540,000    Westpac Banking Corp., 5.25%, 11/1/07 (144A)             3,540,000
  500,000    Westpac Banking Corp., 5.45%, 11/8/07 (144A)               499,480
3,800,000    Westpac Banking Corp., 5.46%, 12/13/07 (144A)            3,775,790
             Total Commercial Paper                                $ 369,192,396
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $376,714,269)                                  $ 369,192,396
             MUTUAL FUND - 3.1%
24,861,659   BlackRock Liquidity Funds TempCash Portfolio          $ 24,861,659
             TOTAL MUTUAL FUND
             (Cost  $24,861,659)                                   $ 24,861,659
             Repurchase Agreement - 1.9 %
15,000,000   UBS Warburg, Inc., 4.40%, dated 9/30/07, repurchases price of $15,000,000 plus accrued interest on 11/30/07,
             collateralized by $15,300,000 U.S. Treasury Note, 4.5%$ 15,000,000
             TOTAL Repurchase Agreement
             (Cost  $15,000,000)                                   $ 15,000,000
             TOTAL INVESTMENT IN SECURITIES - 99.7%
             (Cost  $789,052,848)                                  $ 789,149,588
             OTHER ASSETS AND LIABILITIES - 0.3%                   $ 2,323,260
             TOTAL NET ASSETS - 100.0%                             $ 791,472,848


    144A     Security is exempt from registration under Rule 144A of the
Securities Act of 1

      NR     Not rated by either S&P or Moody's.

     (a) At July 31, 2007, the cost for federal income tax purposes was $789,052,848.

     (b) Debt obligation with a variable interest rate. Rate shown is rate at period en

             Purchases and sales of securities (excluding temporary cash investments) for th


            Pioneer Treasury Reserve Fund
            Schedule of Investments  10/31/07 (unaudited)

Principal
 Amount                                                               Value
            US Government & Agency Obligations - 20.8 %
2,850,000   Fed Home Loan Bank , 5.375%, 2/18/09                   $ 2,850,200
  500,000   Fed Home Loan Bank 5.25%, 2/1/08                          500,655
2,500,000   Fed Home Loan Bank 5.375%, 2/28/08                       2,500,025
  500,000   Fed Home Loan Bank 5.375%, 8/20/08                        500,230
  500,000   Fed Home Loan Bank 5.375%, 9/5/08                         500,430
1,000,000   Fed Home Loan Bank, 4.710%, 8/21/08                      1,000,210
  500,000   Federal Farm Credit Bank, 4.842%, 1/23/09                 499,970
  210,000   Federal Home Loan Mortgage Corporation, 5.119%, 12/24/0   208,658
  450,000   Federal National Mortgage Association, 5.134%, 12/21/07   447,287
1,100,000   Federal National Mortgage Association, 5.3%, 1/8/08      1,100,858
1,300,000   U.S. Treasury Bill, 3.9085%, 2/21/08                     1,284,335
5,000,000   U.S. Treasury Note, 5.0%, 7/31/08                        5,030,450
2,000,000   U.S. Treasury Notes, 3.125%, 9/15/08                     1,983,760
                                                                   $ 18,407,068
            Total US Government & Agency Obligations
            (Cost  $18,401,212)                                    $ 18,407,068
 Shares
            Mutual Fund - 0.4 %
  345,728   BlackRock Liquidity Funds FedFund Portfolio            $  345,728
            Total Mutual Fund
            (Cost  $345,728)                                       $  345,728
Principal
 Amount
            Temporary Cash Investments - 78.7 %
            Commercial Paper - 1.6 %
69,600,000  Bank of America Corp 4.43%, 11/2/07                    $ 69,600,000
            Total Commercial Paper
            (Cost  $69,600,000)                                    $ 69,600,000
            TOTAL INVESTMENT IN SECURITIES-99.9%
            (Cost  $88,367,540)                                    $ 88,352,796
            OTHER ASSETS AND LIABILITIES -0.1%                     $   96,197
            TOTAL NET ASSETS-100.0%                                $ 88,448,993



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2007

* Print the name and title of each signing officer under his or her signature.